Selling, Distribution and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Selling, Distribution and Administrative Expenses [Abstract]
Schedule of Selling, Distribution and Administrative Expenses
	For the years ended December 31,
	2024	2023**	2022**
Staff expense	$6,507,537	$6,392,020	$6,753,737
Professional fees	1,041,632	1,434,367	2,086,279
Depreciation and amortization expense	916,599	2,439,986	2,997,945
Rental expense	340,519	536,272	452,137
Travelling and entertainment expense	297,991	445,714	600,362
Other service fees	230,619	322,894	433,822
Other expenses*	769,791	1,169,711	1,120,019
	$10,104,688	$12,740,964	$14,444,301

*	Other expenses mainly comprised of utilities expense, repairs and maintenance, office expenses, stamp duties, training costs, etc.

**	The Company presented Research and Development expenses separately from Selling, Distribution, and Administrative expenses, reflecting the strategic focus on AI&Robotics Solution for the year ended December 31, 2024. In accordance with IAS 1, the Company has reclassified the comparative period ended December 31, 2023 and 2022, to ensure consistency and comparability. For the year ended December 31, 2023 and December 31, 2022, $169,511 and $99,947 was reclassified from Selling, distribution and administration expenses to Research and Development expense.